Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Boeing Co. (The)	2,434	$354,999
General Dynamics Corp.	2,306	338,590
HEICO Corp.(a)	1,481	149,226
HEICO Corp., Class A	2,473	207,608
Howmet Aerospace Inc.	26,216	342,905
Huntington Ingalls Industries Inc.	1,810	361,801
L3Harris Technologies Inc.	1,744	347,841
Lockheed Martin Corp.	844	327,843
Northrop Grumman Corp.	958	321,122
Raytheon Technologies Corp.	5,395	348,085
Teledyne Technologies Inc.(b)	961	359,529
Textron Inc.	11,886	368,110
TransDigm Group Inc.	872	370,443

		4,198,102

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	4,111	333,525
Expeditors International of Washington Inc.	4,348	332,057
FedEx Corp.	2,736	357,212
United Parcel Service Inc., Class B	3,247	323,758
XPO Logistics Inc.(b)	4,597	362,290

		1,708,842

Airlines — 0.4%
Delta Air Lines Inc.	14,516	365,948
Southwest Airlines Co.	11,386	365,491

		731,439

Auto Components — 0.7%
Aptiv PLC	4,481	337,644
Autoliv Inc.	4,945	314,403
BorgWarner Inc.	10,848	348,763
Lear Corp.	3,083	326,952

		1,327,762

Automobiles — 0.5%
Ford Motor Co.	59,311	338,666
General Motors Co.	12,720	329,193
Tesla Inc.(a)(b)	390	325,650

		993,509

Banks — 3.5%
Bank of America Corp.	14,155	341,419
Citigroup Inc.	7,085	339,442
Citizens Financial Group Inc.	15,237	367,212
Comerica Inc.	9,803	356,339
East West Bancorp. Inc.	9,583	334,926
Fifth Third Bancorp	18,483	358,385
First Republic Bank/CA	3,211	347,334
Huntington Bancshares Inc./OH	39,952	355,173
JPMorgan Chase & Co.	3,545	344,964
KeyCorp.	30,858	365,667
M&T Bank Corp.	3,440	363,471
People’s United Financial Inc.	28,512	326,462
PNC Financial Services Group Inc. (The)	3,107	354,322
Regions Financial Corp.	32,646	369,226
Signature Bank/New York NY	3,323	341,970
SVB Financial Group(b)	1,725	370,444
Truist Financial Corp.	9,730	357,870
U.S. Bancorp.	9,839	349,875
Wells Fargo & Co.	13,158	348,292

Security	Shares	Value

Banks (continued)
Zions Bancorp. N.A.	10,760	$354,058

		7,046,851

Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	4,662	307,365
Coca-Cola Co. (The)	7,047	328,954
Constellation Brands Inc., Class A	1,861	321,395
Keurig Dr Pepper Inc.	11,676	325,994
Molson Coors Beverage Co., Class B	8,304	315,220
Monster Beverage Corp.(b)	4,657	334,885
PepsiCo Inc.	2,377	312,694

		2,246,507

Biotechnology — 2.6%
AbbVie Inc.	3,406	315,634
Alexion Pharmaceuticals Inc.(b)	3,089	370,371
Alnylam Pharmaceuticals Inc.(b)	2,191	296,377
Amgen Inc.	1,383	317,675
Biogen Inc.(b)	1,009	309,854
BioMarin Pharmaceutical Inc.(b)	3,326	354,385
Exact Sciences Corp.(a)(b)	3,772	323,939
Gilead Sciences Inc.	4,315	335,837
Incyte Corp.(b)	3,282	334,469
Ionis Pharmaceuticals Inc.(b)	5,855	329,110
Moderna Inc.(b)	5,644	347,106
Neurocrine Biosciences Inc.(b)	2,600	324,376
Regeneron Pharmaceuticals Inc.(b)	557	341,335
Sarepta Therapeutics Inc.(a)(b)	2,142	326,162
Seattle Genetics Inc.(b)	1,992	313,162
Vertex Pharmaceuticals Inc.(b)	1,105	318,196

		5,257,988

Building Products — 1.5%
Allegion PLC	3,333	332,300
AO Smith Corp.	7,452	353,970
Carrier Global Corp.(b)	17,851	365,410
Fortune Brands Home & Security Inc.	5,261	320,711
Johnson Controls International PLC	10,834	340,296
Lennox International Inc.	1,658	354,547
Masco Corp.	6,922	322,911
Owens Corning	7,127	374,167
Trane Technologies PLC	3,937	355,157

		3,119,469

Capital Markets — 4.8%
Ameriprise Financial Inc.	2,457	344,152
Apollo Global Management Inc.	7,348	349,765
Bank of New York Mellon Corp. (The)	9,365	348,097
BlackRock Inc.(c)	626	330,929
Blackstone Group Inc. (The), Class A, NVS	5,927	336,654
Carlyle Group Inc. (The)	12,733	352,195
Cboe Global Markets Inc.	3,170	337,478
Charles Schwab Corp. (The)(a)	9,522	341,935
CME Group Inc.	1,743	318,272
E*TRADE Financial Corp.	7,752	353,026
FactSet Research Systems Inc.	1,089	334,878
Franklin Resources Inc.	17,524	330,678
Goldman Sachs Group Inc. (The)	1,774	348,573
Intercontinental Exchange Inc.	3,364	327,149
Invesco Ltd.	43,599	347,484
KKR & Co. Inc.	12,128	336,552
MarketAxess Holdings Inc.	654	332,618
Moody’s Corp.	1,233	329,716

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Morgan Stanley	7,987	$353,025
MSCI Inc.	926	304,515
Nasdaq Inc.	2,777	328,963
Northern Trust Corp.	4,280	338,163
Raymond James Financial Inc.	5,003	346,608
S&P Global Inc.	1,005	326,645
SEI Investments Co.	6,170	334,537
State Street Corp.	5,533	337,292
T Rowe Price Group Inc.	2,752	332,717
TD Ameritrade Holding Corp.	9,199	342,847
Tradeweb Markets Inc., Class A	5,253	346,488

		9,791,951

Chemicals — 3.0%
Air Products & Chemicals Inc.	1,334	322,361
Albemarle Corp.	4,945	378,391
Axalta Coating Systems Ltd.(b)	15,001	346,673
Celanese Corp.	3,740	336,263
CF Industries Holdings Inc.	11,551	339,253
Corteva Inc.(b)	13,081	357,242
Dow Inc.(b)	8,807	339,950
DuPont de Nemours Inc.	6,554	332,485
Eastman Chemical Co.	4,941	336,383
Ecolab Inc.	1,564	332,475
FMC Corp.	3,514	345,813
International Flavors & Fragrances Inc.	2,428	323,385
Linde PLC	1,658	335,480
LyondellBasell Industries NV, Class A	5,408	344,814
Mosaic Co. (The)	28,526	344,879
PPG Industries Inc.	3,365	342,120
RPM International Inc.	4,539	339,427
Sherwin-Williams Co. (The)	555	329,587

		6,126,981

Commercial Services & Supplies — 1.0%
Cintas Corp.	1,313	325,571
Copart Inc.(b)	3,736	333,961
Republic Services Inc.	3,870	330,730
Rollins Inc.	7,973	333,271
Waste Connections Inc.	3,421	321,711
Waste Management Inc.	3,190	340,533

		1,985,777

Communications Equipment — 0.8%
Arista Networks Inc.(b)	1,433	334,548
Cisco Systems Inc.	7,012	335,314
F5 Networks Inc.(b)	2,247	325,635
Juniper Networks Inc.	13,445	326,176
Motorola Solutions Inc.	2,307	312,206

		1,633,879

Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	4,227	355,153

Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,798	345,378
Vulcan Materials Co.	3,170	343,374

		688,752

Consumer Finance — 0.9%
Ally Financial Inc.	19,749	344,423
American Express Co.	3,603	342,537
Capital One Financial Corp.	5,224	355,441
Discover Financial Services	7,925	376,517

Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	17,869	$363,991

		1,782,909

Containers & Packaging — 1.3%
Amcor PLC(b)	33,295	339,942
Avery Dennison Corp.	3,052	337,765
Ball Corp.	4,886	348,176
Crown Holdings Inc.(b)	5,010	327,804
International Paper Co.	9,807	333,928
Packaging Corp. of America	3,463	351,183
Sealed Air Corp.	10,464	335,895
Westrock Co.	12,600	353,556

		2,728,249

Distributors — 0.3%
Genuine Parts Co.	4,106	342,481
LKQ Corp.(b)	12,595	345,859

		688,340

Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(b)	1,831	339,797
Equitable Holdings Inc.	18,249	348,738
Voya Financial Inc.	7,508	338,236

		1,026,771

Diversified Telecommunication Services — 0.6%
AT&T Inc.	10,837	334,430
CenturyLink Inc.	32,779	322,217
Liberty Global PLC, Class A(b)	4,158	88,316
Liberty Global PLC, Class C, NVS(b)	10,608	218,843
Verizon Communications Inc.	5,753	330,107

		1,293,913

Electric Utilities — 2.6%
Alliant Energy Corp.	6,774	334,365
American Electric Power Co. Inc.	4,070	346,967
Duke Energy Corp.	3,765	322,397
Edison International	5,467	317,687
Entergy Corp.	3,273	333,257
Evergy Inc.	5,433	335,162
Eversource Energy	4,026	336,976
Exelon Corp.	8,552	327,627
FirstEnergy Corp.	7,773	328,487
NextEra Energy Inc.	1,360	347,562
NRG Energy Inc.	8,858	319,331
OGE Energy Corp.	10,427	326,574
Pinnacle West Capital Corp.	4,326	336,995
PPL Corp.	12,391	346,205
Southern Co. (The)	5,858	334,316
Xcel Energy Inc.	5,249	341,342

		5,335,250

Electrical Equipment — 0.8%
AMETEK Inc.	3,731	342,170
Eaton Corp. PLC	4,113	349,194
Emerson Electric Co.	5,633	343,726
Rockwell Automation Inc.	1,552	335,480
Sensata Technologies Holding PLC(a)(b)	8,725	311,046

		1,681,616

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	3,514	339,312
Arrow Electronics Inc.(b)	4,764	329,097
CDW Corp./DE	2,978	330,290
Cognex Corp.	5,120	290,509

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Corning Inc.	15,063	$343,286
FLIR Systems Inc.	6,993	323,077
IPG Photonics Corp.(b)	2,023	314,374
Keysight Technologies Inc.(b)	3,257	352,179
TE Connectivity Ltd.	4,119	334,669
Trimble Inc.(b)	7,984	312,334
Zebra Technologies Corp., Class A(b)	1,307	341,545

		3,610,672

Energy Equipment & Services — 0.7%
Baker Hughes Co.	21,653	357,491
Halliburton Co.	28,263	332,090
National Oilwell Varco Inc.	26,166	326,290
Schlumberger Ltd.	18,420	340,218

		1,356,089

Entertainment — 1.2%
Activision Blizzard Inc.	4,270	307,355
Electronic Arts Inc.(b)	2,633	323,543
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	9,565	331,427
Live Nation Entertainment Inc.(b)	7,012	344,710
Netflix Inc.(b)	691	290,033
Roku Inc.(a)(b)	2,698	295,458
Take-Two Interactive Software Inc.(b)	2,204	300,119
Walt Disney Co. (The)	2,741	321,519

		2,514,164

Equity Real Estate Investment Trusts (REITs) — 6.1%
Alexandria Real Estate Equities Inc.	2,157	331,574
American Tower Corp.	1,361	351,369
AvalonBay Communities Inc.	2,032	317,012
Boston Properties Inc.	4,048	348,047
Camden Property Trust	3,531	323,334
Crown Castle International Corp.	2,051	353,100
Digital Realty Trust Inc.	2,394	343,683
Duke Realty Corp.	9,847	339,525
Equinix Inc.	481	335,560
Equity LifeStyle Properties Inc.	5,273	328,508
Equity Residential	5,445	329,749
Essex Property Trust Inc.	1,360	330,167
Extra Space Storage Inc.	3,589	347,236
Federal Realty Investment Trust	4,046	323,316
Healthpeak Properties Inc.	13,064	321,897
Host Hotels & Resorts Inc.	27,205	324,828
Invitation Homes Inc.	12,431	326,935
Iron Mountain Inc.	13,393	345,004
Medical Properties Trust Inc.	17,974	324,970
Mid-America Apartment Communities Inc.	2,824	328,601
National Retail Properties Inc.	10,140	318,295
Omega Healthcare Investors Inc.	10,336	321,863
Prologis Inc.	3,700	338,550
Public Storage	1,719	348,510
Realty Income Corp.	5,978	330,643
Regency Centers Corp.	7,548	322,979
SBA Communications Corp.	1,100	345,543
Simon Property Group Inc.	5,550	320,235
Sun Communities Inc.	2,348	322,122
UDR Inc.	8,751	323,612
Ventas Inc.	9,712	339,434
VEREIT Inc.	63,421	347,547
VICI Properties Inc.	18,246	357,986
Vornado Realty Trust	8,407	304,417

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Welltower Inc.	6,973	$353,322
Weyerhaeuser Co.	16,985	342,927
WP Carey Inc.	5,188	310,813

		12,323,213

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,034	318,958
Kroger Co. (The)	9,830	320,655
Sysco Corp.	6,117	337,414
Walgreens Boots Alliance Inc.	7,890	338,796
Walmart Inc.(a)	2,516	312,135

		1,627,958

Food Products — 2.4%
Archer-Daniels-Midland Co.	9,009	354,144
Bunge Ltd.	8,946	349,073
Campbell Soup Co.	6,296	320,970
Conagra Brands Inc.	9,448	328,696
General Mills Inc.	5,135	323,710
Hershey Co. (The)	2,395	324,954
Hormel Foods Corp.	6,597	322,131
Ingredion Inc.	4,032	339,615
JM Smucker Co. (The)	2,827	322,080
Kellogg Co.	5,013	327,399
Kraft Heinz Co. (The)	10,434	317,924
Lamb Weston Holdings Inc.	5,634	338,378
McCormick & Co. Inc./MD, NVS	1,810	317,040
Mondelez International Inc., Class A	6,282	327,418
Tyson Foods Inc., Class A	5,381	330,609

		4,944,141

Gas Utilities — 0.3%
Atmos Energy Corp.(a)	3,256	334,652
UGI Corp.	10,350	329,544

		664,196

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	3,566	338,485
ABIOMED Inc.(a)(b)	1,635	366,076
Align Technology Inc.(b)	1,398	343,377
Baxter International Inc.	3,616	325,476
Becton Dickinson and Co.	1,195	295,081
Boston Scientific Corp.(b)	8,846	336,060
Cooper Companies Inc. (The)	1,050	332,829
Danaher Corp.	1,978	329,555
Dentsply Sirona Inc.	7,646	355,692
DexCom Inc.(b)	768	290,542
Edwards Lifesciences Corp.(b)	1,454	326,743
Hologic Inc.(b)	5,909	313,177
IDEXX Laboratories Inc.(b)	1,060	327,413
Insulet Corp.(b)	1,611	303,786
Intuitive Surgical Inc.(b)	590	342,218
Masimo Corp.(b)	1,292	310,325
Medtronic PLC	3,250	320,385
ResMed Inc.	1,925	309,578
Steris PLC	1,985	329,292
Stryker Corp.	1,664	325,695
Teleflex Inc.	911	330,565
Varian Medical Systems Inc.(b)	2,698	327,510
West Pharmaceutical Services Inc.	1,472	318,011
Zimmer Biomet Holdings Inc.	2,531	319,767

		7,817,638

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	3,490	$332,737
Anthem Inc.	1,114	327,638
Cardinal Health Inc.	6,075	332,242
Centene Corp.(b)	4,671	309,454
Cigna Corp.(b)	1,644	324,394
CVS Health Corp.	4,923	322,801
DaVita Inc.(b)	3,900	315,744
HCA Healthcare Inc.	3,025	323,372
Henry Schein Inc.(a)(b)	5,499	333,899
Humana Inc.	792	325,235
Laboratory Corp. of America Holdings(b)	1,875	328,725
McKesson Corp.	2,182	346,218
Molina Healthcare Inc.(b)	599	111,306
Quest Diagnostics Inc.	2,854	337,571
UnitedHealth Group Inc.	1,089	331,982
Universal Health Services Inc., Class B	3,124	329,426

		5,032,744

Health Care Technology — 0.5%
Cerner Corp.	4,620	336,798
Teladoc Health Inc.(b)	1,822	317,137
Veeva Systems Inc., Class A(b)	1,589	347,785

		1,001,720

Hotels, Restaurants & Leisure — 2.4%
Aramark	12,549	324,894
Carnival Corp.(a)	22,402	352,608
Chipotle Mexican Grill Inc.(b)	309	310,208
Darden Restaurants Inc.	4,149	318,892
Domino’s Pizza Inc.	841	324,491
Hilton Worldwide Holdings Inc.	4,174	331,040
Las Vegas Sands Corp.	6,510	312,089
Marriott International Inc./MD, Class A	3,469	307,007
McDonald’s Corp.	1,747	325,501
MGM Resorts International	20,801	357,361
Royal Caribbean Cruises Ltd.	7,493	388,662
Starbucks Corp.	4,157	324,204
Vail Resorts Inc.(a)	1,665	330,219
Wynn Resorts Ltd.	3,835	319,379
Yum! Brands Inc.	3,608	323,746

		4,950,301

Household Durables — 1.3%
DR Horton Inc.	6,029	333,404
Garmin Ltd.	3,843	346,523
Lennar Corp., Class A	5,393	326,061
Mohawk Industries Inc.(b)	3,815	355,558
Newell Brands Inc.	24,881	327,185
NVR Inc.(b)	101	325,383
PulteGroup Inc.	10,013	340,141
Whirlpool Corp.	2,662	324,285

		2,678,540

Household Products — 0.8%
Church & Dwight Co. Inc.	4,338	325,654
Clorox Co. (The)	1,544	318,450
Colgate-Palmolive Co.	4,520	326,931
Kimberly-Clark Corp.	2,327	329,131
Procter & Gamble Co. (The)	2,803	324,924

		1,625,090

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	24,561	306,767

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Energy Corp.	16,048	$328,021

		634,788

Industrial Conglomerates — 0.7%
3M Co.	2,109	329,932
General Electric Co.	50,763	333,513
Honeywell International Inc.	2,380	347,123
Roper Technologies Inc.	880	346,544

		1,357,112

Insurance — 5.2%
Aflac Inc.	9,349	340,958
Alleghany Corp.	671	344,290
Allstate Corp. (The)	3,225	315,437
American Financial Group Inc./OH	5,640	339,754
American International Group Inc.	11,395	342,534
Aon PLC	1,610	317,089
Arch Capital Group Ltd.(b)	12,983	366,380
Arthur J Gallagher & Co.	3,495	329,509
Assurant Inc.	3,207	328,974
Athene Holding Ltd., Class A(b)	11,974	345,929
Brown & Brown Inc.	8,169	328,394
Chubb Ltd.	3,083	375,941
Cincinnati Financial Corp.	6,055	356,942
Erie Indemnity Co., Class A, NVS	1,840	331,642
Everest Re Group Ltd.	1,698	336,900
Fidelity National Financial Inc.	11,622	370,742
Globe Life Inc.	4,444	342,277
Hartford Financial Services Group Inc. (The)	9,164	350,889
Lincoln National Corp.	9,022	342,204
Loews Corp.	10,134	336,854
Markel Corp.(a)(b)	374	335,635
Marsh & McLennan Companies Inc.	2,968	314,371
MetLife Inc.	9,710	349,657
Principal Financial Group Inc.	8,908	344,027
Progressive Corp. (The)	4,126	320,508
Prudential Financial Inc.	5,724	348,935
Reinsurance Group of America Inc.	3,666	332,689
RenaissanceRe Holdings Ltd.	1,921	322,459
Travelers Companies Inc. (The)	3,388	362,448
Willis Towers Watson PLC	1,541	312,669
WR Berkley Corp.	6,127	355,060

		10,542,097

Interactive Media & Services — 1.3%
Alphabet Inc., Class A(b)	114	163,421
Alphabet Inc., Class C, NVS(b)	115	164,326
Facebook Inc., Class A(b)	1,450	326,381
IAC/InterActiveCorp.(b)	1,212	327,688
Match Group Inc.(a)(b)	3,640	324,106
Pinterest Inc., Class A(b)	16,801	340,892
Snap Inc., Class A, NVS(a)(b)	17,875	338,552
Twitter Inc.(b)	10,498	325,123
Zillow Group Inc., Class C, NVS(a)(b)	6,120	354,899

		2,665,388

Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc.(b)	128	312,623
Booking Holdings Inc.(b)	204	334,442
eBay Inc.	7,358	335,083
Expedia Group Inc.	4,120	327,458
MercadoLibre Inc.(b)	390	332,151

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Wayfair Inc., Class A(a)(b)	1,919	$329,205

		1,970,962

IT Services — 4.4%
Accenture PLC, Class A	1,647	332,068
Akamai Technologies Inc.(b)	3,214	340,041
Automatic Data Processing Inc.	2,359	345,570
Black Knight Inc.(b)	4,216	324,548
Booz Allen Hamilton Holding Corp.	4,337	345,919
Broadridge Financial Solutions Inc.	2,615	316,677
Cognizant Technology Solutions Corp., Class A	6,097	323,141
EPAM Systems Inc.(b)	1,432	330,276
Fidelity National Information Services Inc.	2,313	321,114
Fiserv Inc.(b)	3,058	326,503
FleetCor Technologies Inc.(b)	1,343	327,410
Gartner Inc.(b)	2,720	331,024
Global Payments Inc.	1,753	314,646
GoDaddy Inc., Class A(b)	4,199	324,373
International Business Machines Corp.	2,607	325,614
Jack Henry & Associates Inc.	1,654	299,142
Leidos Holdings Inc.	3,206	337,560
Mastercard Inc., Class A	1,085	326,466
MongoDB Inc.(b)	1,567	363,716
Okta Inc.(b)	1,720	336,398
Paychex Inc.	4,786	345,932
PayPal Holdings Inc.(b)	2,143	332,186
Square Inc., Class A(b)	3,946	319,942
Twilio Inc., Class A(b)	1,704	336,710
VeriSign Inc.(b)	1,481	324,354
Visa Inc., Class A	1,664	324,879
Western Union Co. (The)	16,738	335,095

		8,911,304

Leisure Products — 0.2%
Hasbro Inc.	4,622	339,763

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	3,815	336,254
Avantor Inc.(b)	19,740	374,468
Bio-Rad Laboratories Inc., Class A(b)	677	332,624
Illumina Inc.(b)	910	330,375
IQVIA Holdings Inc.(b)	2,237	334,476
Mettler-Toledo International Inc.(b)	441	350,595
PerkinElmer Inc.	3,425	344,110
Thermo Fisher Scientific Inc.	918	320,556
Waters Corp.(b)	1,714	342,543

		3,066,001

Machinery — 2.8%
Caterpillar Inc.	2,798	336,124
Cummins Inc.	1,982	336,147
Deere & Co.	2,316	352,310
Dover Corp.	3,505	340,861
Fortive Corp.	5,309	323,743
IDEX Corp.	2,073	330,374
Illinois Tool Works Inc.	1,954	336,987
Ingersoll Rand Inc.(b)	11,127	313,781
Nordson Corp.	1,843	347,129
Otis Worldwide Corp.	6,059	319,006
PACCAR Inc.	4,565	337,171
Parker-Hannifin Corp.	1,923	346,082
Pentair PLC	8,903	348,463

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	2,359	$305,939
Stanley Black & Decker Inc.	2,591	325,041
Westinghouse Air Brake Technologies Corp.	5,641	344,496
Xylem Inc./NY	5,187	344,106

		5,687,760

Media — 2.3%
Altice USA Inc., Class A(b)	12,708	326,850
Cable One Inc.	172	324,545
Charter Communications Inc., Class A(b)	601	326,944
Comcast Corp., Class A	8,215	325,314
Discovery Inc., Class A(a)(b)	5,075	110,381
Discovery Inc., Class C, NVS(a)(b)	10,841	212,375
DISH Network Corp., Class A(b)	11,749	371,856
Fox Corp., Class A, NVS	7,681	224,055
Fox Corp., Class B(b)	3,795	109,220
Interpublic Group of Companies Inc. (The)	19,590	335,185
Liberty Broadband Corp., Class A(b)	496	66,806
Liberty Broadband Corp., Class C, NVS(b)	2,001	273,377
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	3,146	114,829
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	5,575	203,320
News Corp., Class A, NVS	28,271	346,320
Omnicom Group Inc.	6,011	329,343
Sirius XM Holdings Inc.(a)	57,588	335,162
ViacomCBS Inc., Class B, NVS	16,033	332,524

		4,668,406

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	34,335	311,419
Newmont Corp.	4,602	269,079
Nucor Corp.	7,754	327,684
Steel Dynamics Inc.	12,956	344,111

		1,252,293

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	24,198	313,122
Annaly Capital Management Inc.	50,514	311,166

		624,288

Multi-Utilities — 1.6%
Ameren Corp.	4,438	331,652
CenterPoint Energy Inc.	18,458	328,183
CMS Energy Corp.	5,670	332,148
Consolidated Edison Inc.	4,428	332,366
Dominion Energy Inc.	3,973	337,745
DTE Energy Co.	3,051	328,196
NiSource Inc.	13,614	324,422
Public Service Enterprise Group Inc.	6,464	329,922
Sempra Energy	2,504	316,280
WEC Energy Group Inc.	3,615	331,604

		3,292,518

Multiline Retail — 0.5%
Dollar General Corp.	1,731	331,504
Dollar Tree Inc.(b)	3,915	383,161
Target Corp.	2,536	310,229

		1,024,894

Oil, Gas & Consumable Fuels — 2.9%
Apache Corp.	1,190	12,840
Cabot Oil & Gas Corp.	17,110	339,462
Cheniere Energy Inc.(b)	7,274	322,602
Chevron Corp.	3,498	320,767
Concho Resources Inc.	5,475	298,497

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	7,358	$310,360
Continental Resources Inc./OK(a)	2,605	31,859
Diamondback Energy Inc.	7,526	320,457
EOG Resources Inc.	6,202	316,116
Exxon Mobil Corp.	7,145	324,883
Hess Corp.	6,844	324,885
HollyFrontier Corp.	10,665	335,414
Kinder Morgan Inc./DE	20,480	323,584
Marathon Oil Corp.	8,281	44,220
Marathon Petroleum Corp.	9,119	320,442
Occidental Petroleum Corp.	21,990	284,770
ONEOK Inc.	8,984	329,623
Phillips 66	4,165	325,953
Pioneer Natural Resources Co.	3,506	321,150
Valero Energy Corp.	4,898	326,403
Williams Companies Inc. (The)	16,120	329,332

		5,863,619

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,806	356,631

Pharmaceuticals — 1.7%
Bristol-Myers Squibb Co.	4,988	297,883
Catalent Inc.(b)	4,140	321,802
Elanco Animal Health Inc.(a)(b)	16,201	346,863
Eli Lilly & Co.	1,991	304,524
Jazz Pharmaceuticals PLC(b)	2,778	331,471
Johnson & Johnson	2,098	312,078
Merck & Co. Inc.	4,035	325,705
Mylan NV(b)	19,555	333,804
Perrigo Co. PLC	5,685	311,368
Pfizer Inc.	8,290	316,595
Zoetis Inc.	2,329	324,639

		3,526,732

Professional Services — 1.2%
CoStar Group Inc.(b)	468	307,382
Equifax Inc.	2,141	328,772
IHS Markit Ltd.	4,661	323,753
ManpowerGroup Inc.	370	25,582
Nielsen Holdings PLC	23,583	327,568
Robert Half International Inc.	6,510	330,317
TransUnion	3,996	344,815
Verisk Analytics Inc.	1,980	341,907

		2,330,096

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(b)	8,287	364,462
Jones Lang LaSalle Inc.	3,375	345,600

		710,062

Road & Rail — 1.5%
AMERCO	1,063	342,818
CSX Corp.	4,759	340,649
JB Hunt Transport Services Inc.	3,083	368,943
Kansas City Southern	2,212	332,950
Knight-Swift Transportation Holdings Inc.	7,961	331,257
Norfolk Southern Corp.	1,871	333,581
Old Dominion Freight Line Inc.	2,038	348,681
Uber Technologies Inc.(b)	9,444	343,006
Union Pacific Corp.	1,967	334,115

		3,076,000

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices Inc.(b)	5,637	$303,271
Analog Devices Inc.	2,945	332,638
Applied Materials Inc.	5,648	317,305
Broadcom Inc.	1,152	335,543
Intel Corp.	5,192	326,733
KLA Corp.	1,811	318,664
Lam Research Corp.	1,199	328,130
Marvell Technology Group Ltd.	11,400	371,868
Maxim Integrated Products Inc.	5,689	328,141
Microchip Technology Inc.(a)	3,564	342,215
Micron Technology Inc.(b)	6,953	333,118
NVIDIA Corp.	891	316,323
NXP Semiconductors NV	3,209	308,385
ON Semiconductor Corp.(b)	20,282	334,450
Qorvo Inc.(b)	3,181	333,178
QUALCOMM Inc.	4,010	324,329
Skyworks Solutions Inc.	2,779	329,423
Teradyne Inc.	5,122	343,276
Texas Instruments Inc.	2,798	332,234
Xilinx Inc.	3,602	331,204

		6,590,428

Software — 5.8%
Adobe Inc.(b)	840	324,744
ANSYS Inc.(b)	1,201	339,883
Autodesk Inc.(b)	1,618	340,395
Avalara Inc.(b)	3,038	325,248
Cadence Design Systems Inc.(b)	3,653	333,482
CDK Global Inc.	8,202	322,421
Citrix Systems Inc.	2,274	336,825
Coupa Software Inc.(b)	1,494	339,900
Crowdstrike Holdings Inc., Class A(b)	4,046	355,279
Datadog Inc., Class A(b)	4,536	323,281
DocuSign Inc.(b)	2,440	340,966
Dropbox Inc., Class A(b)	14,326	323,338
Dynatrace Inc.(b)	8,710	335,074
Fair Isaac Corp.(b)	867	349,098
Fortinet Inc.(b)	2,151	299,419
Guidewire Software Inc.(b)	3,261	334,513
Intuit Inc.	1,099	319,062
Microsoft Corp.	1,703	312,075
NortonLifeLock Inc.	15,454	352,042
Oracle Corp.	5,977	321,383
Palo Alto Networks Inc.(b)	1,378	324,202
Paycom Software Inc.(b)	1,127	334,978
PTC Inc.(b)	4,552	347,682
RingCentral Inc., Class A(b)	1,187	325,535
salesforce.com Inc.(b)	1,789	312,699
ServiceNow Inc.(b)	815	316,163
Slack Technologies Inc., Class A(b)	10,704	375,175
Splunk Inc.(b)	1,968	365,733
SS&C Technologies Holdings Inc.	5,569	322,417
Synopsys Inc.(b)	1,930	349,156
Trade Desk Inc. (The), Class A(b)	1,081	336,796
Tyler Technologies Inc.(b)	885	332,149
VMware Inc., Class A(b)	2,263	353,639
Workday Inc., Class A(b)	1,993	365,576
Zoom Video Communications Inc., Class A(b)	1,830	328,449

		11,718,777

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 2.1%
Advance Auto Parts Inc.	2,303	$320,854
AutoZone Inc.(b)	283	324,844
Best Buy Co. Inc.	3,749	292,760
Burlington Stores Inc.(b)	1,765	370,068
CarMax Inc.(b)	3,996	351,848
Home Depot Inc. (The)	1,313	326,254
Lowe’s Companies Inc.	2,693	351,033
O’Reilly Automotive Inc.(b)	763	318,354
Ross Stores Inc.	3,493	338,681
Tiffany & Co.	2,461	315,328
TJX Companies Inc. (The)	6,240	329,222
Tractor Supply Co.	2,860	348,977
Ulta Beauty Inc.(b)	1,494	364,551

		4,352,774

Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	998	317,304
Dell Technologies Inc., Class C(b)	7,116	353,238
Hewlett Packard Enterprise Co.	31,288	303,806
HP Inc.	18,761	284,042
NetApp Inc.	7,015	312,448
Seagate Technology PLC	6,238	330,864
Western Digital Corp.	7,537	334,417

		2,236,119

Textiles, Apparel & Luxury Goods — 0.7%
Lululemon Athletica Inc.(b)	1,244	373,318
NIKE Inc., Class B	3,421	337,242
Ralph Lauren Corp.	4,545	343,193
VF Corp.	5,731	321,509

		1,375,262

Tobacco — 0.3%
Altria Group Inc.	8,446	329,816
Philip Morris International Inc.	4,579	335,916

		665,732

Trading Companies & Distributors — 0.7%
Fastenal Co.	8,105	334,412
HD Supply Holdings Inc.(b)	10,681	338,695
United Rentals Inc.(b)	2,514	349,170
WW Grainger Inc.	1,099	340,272

		1,362,549

Security	Shares	Value

Water Utilities — 0.3%
American Water Works Co. Inc.	2,607	$331,089
Essential Utilities Inc.	7,868	344,304

		675,393

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(b)	3,112	311,324

Total Common Stocks — 99.9% (Cost: $206,044,428)		203,085,548

Rights

Media — 0.0%
Liberty Media Corp-Liberty SiriusXM, NVS, (Expires 06/05/20)(b)	723	7,859

Total Rights — 0.0% (Cost: $0)		7,859

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 0.69%(c)(d)(e)	4,629,298	4,636,242
BlackRock Cash Funds: Treasury,
SL Agency Shares, 0.16%(c)(d)	373,000	373,000

		5,009,242

Total Short-Term Investments — 2.5% (Cost: $5,000,002)		5,009,242

Total Investments in Securities — 102.4% (Cost: $211,044,430)		208,102,649

Other Assets, Less Liabilities — (2.4)%		(4,812,002)

Net Assets — 100.0%		$203,290,647

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,638,607	—	(6,009,309	)(b)	4,629,298	$4,636,242	$55,874	(c)	$(4,393)	$7,569
BlackRock Cash Funds: Treasury, SL Agency Shares	619,000	—	(246,000	)(b)	373,000	373,000	5,709		—	—
BlackRock Inc.	1,160	262	(796)		626	330,929	11,345		34,482	47,737

						$5,340,171	$72,928		$30,089	$55,306

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

7

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI USA Equal Weighted ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	1	06/19/20	$152	$27,498
S&P MidCap 400 E-Mini Index	1	06/19/20	176	9,785

				$37,283

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$203,085,548	$—	$—	$203,085,548
Rights	7,859	—	—	7,859
Money Market Funds	5,009,242	—	—	5,009,242

	$208,102,649	$—	$—	$208,102,649

Derivative financial instruments(a)
Assets
Futures Contracts	$37,283	$—	$—	$37,283

(a)	Shown at the unrealized appreciation (depreciation) on the contracts

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

8